Stock-based Compensation Plans (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended													1 Months Ended
	Dec. 31, 2011 Years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Key Employee Stock Plan [Member]	Feb. 28, 2010 Key Associate Stock Plan [Member]	Dec. 31, 2011 Key Associate Stock Plan [Member]	Dec. 31, 2010 Key Associate Stock Plan [Member]	Dec. 31, 2011 Employee Stock Option [Member]		Dec. 31, 2009 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Restricted Stock - Vesting Plan Two [Member]	Dec. 31, 2011 Restricted Stock - Vesting Plan Two [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Restricted Stock - 2011 Plan [Member]	Dec. 31, 2011 Restricted Stock - 2011 Plan [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Restricted Stock - 2009 Plan [Member]	Dec. 31, 2011 Restricted Stock - Plans Prior to 2009 [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Feb. 23, 2012 Employee Year-End Incentive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						0	0
Allocated Share-based Compensation Expense	$ 2,600,000,000	$ 2,000,000,000	$ 2,400,000,000
Tax Benefit from Compensation Expense	969,000,000	727,000,000	892,000,000
Stock Based Compensation, Shares Issued, Immediately Tradable, Shares																			122,000,000
Stock Based Compensation, Shares Issued, Immediately Tradable, Value, Net of Tax																			1,000,000,000
Options Granted To Purchase Number Shares Of Common Stock				260,000,000
Number of Shares Authorized	2,200,000,000					1,100,000,000					107,000,000
Restricted Stock Units Granted Shares								0		8,000,000
Outstanding Restricted Stock Units								20,000,000
Number Of Outstanding Shares For Awards Under Facaap											12,000,000
Minimum Eligible Compensation To Purchase Common Stock Under Espp											0.01
Maximum Eligible Compensation To Purchase Common Stock Under Espp											10.00%
Maximum Discount On Purchases											0.05
Maximum Annual Contribution Per Employee											23,750
Shares Outstanding Under Espp											6,000,000
Exercised Price Of Each Espp Stock Purchase Rights											0.54
Restricted Stock/Unit Details
Outstanding at January 1, 2011								212,072,669
Granted, Shares					193,000,000	126,000,000		138,083,421
Vested, Shares								(80,788,009)
Canceled, Shares								(15,401,263)
Outstanding at December 31, 2011								253,966,818
Outstanding at January 1, 2011 (weighted average exercise price)								$ 13.37
Granted (weighted average exercise price)								$ 14.49
Vested (weighted average exercise price)								$ 14.90
Canceled (weighted average exercise price)								$ 13.99
Outstanding at January 1, 2011 (weighted average exercise price)								$ 13.46
Total Unrecognized Compensation Cost	1,200,000,000
Period for Recognition	7
Employee Service Share Based Compensation Unrecognized Compensation Costs Weighted Average Period Of Recognition											1.4
Total Fair Value of Restricted Stock Vested	1,700,000,000
Employee Service Share-based Compensation, Cash Flow Effect, Cash Used to Settle Awards											489,000,000
Outstanding options to employees of predecessor companies assumed in mergers	52,000,000
Stock Options
Outstanding at January 1, 2011								261,122,819
Forfeited, Options								(52,853,270)
Outstanding at December 31, 2011						135,000,000		208,269,549
Outstanding at January 1, 2011 (weighted average exercise price)								$ 50.61
Forfeited (weighted average exercise price)								$ 65.12
Outstanding at December 31, 2011 (weighted average exercise price)								$ 46.93
Options Exercisable at December 31, 2011								208,259,354
Options Exercisable at December 31, 2011 (weighted average exercise price)								$ 46.93
Options Vested and Expected to Vest				21,000,000				208,269,549	[1]
Options Vested and Expected to Vest (weighted average exercise price)								$ 46.93	[1]
Aggregate Intrinsic Value								$ 0
Weighted Average Remaining Contractual Term of Options Outstanding								2.7
Weighted Average Remaining Contractual Term of Options Exercisable								$ 2.6
Weighted Average Remaining Contractual Term of Options Vested and Expected to Vest								$ 2.6
Award Vesting Period												18 months	10 years	3 years	8 years	3 years	4 years	3 years
Period Vesting of Restricted Stock Units Begins	1 year

[1]	Includes vested shares and nonvested shares after a forfeiture rate is applied.